Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues: (Notes 2(e), 5 and 18)
Time charter and bareboat revenues	$ 282,502	$ 278,191	$ 212,501
Loss of hire insurance recoveries (Notes 2(t) and 8)		450	5,176
Other income	59	815	1,526
Total revenues (Notes 2(e), 5, 6, 7 and 18)	282,561	279,456	219,203
Operating expenses: (Note 18)
Vessel operating expenses (Note 2(e) and 6)	60,129	56,730	46,709
Depreciation (Note 13)	89,844	88,756	71,583
General and administrative expenses	4,858	5,290	5,555
Total operating expenses	154,831	150,776	123,847
Operating income	127,730	128,680	95,356
Finance income (expense): (Notes 2(f) and 18)
Interest income	865	739	248
Interest expense (Note 9(a))	(50,735)	(49,956)	(30,714)
Other finance expense (Note 9(b))	(845)	(1,260)	(1,406)
Realized and unrealized gain (loss) on derivative instruments (Note 10)	(17,797)	4,039	4,831
Net gain (loss) on foreign currency transactions	(252)	(79)	(267)
Total finance expense	(68,764)	(46,517)	(27,308)
Income before income taxes	58,966	82,163	68,048
Income tax benefit (expense) (Notes 2(r) and 17)	(9)	2	16
Net income	58,957	82,165	68,064
Series A Preferred unitholders' interest in net income	7,200	7,200	5,253
General Partner's interest in net income	956	1,384	1,160
Limited Partners' interest in net income	$ 50,801	$ 73,581	$ 61,651
Earnings per unit (Basic): (Note 20)
General Partner unit (diluted)	$ 1.554	$ 2.251	$ 2.046
Earnings per unit (Diluted): (Note 20)
General Partner unit (diluted)	1.554	2.251	2.046
Common Units [Member]
Earnings per unit (Basic): (Note 20)
Common unit (basic)	1.554	2.251	2.050
Earnings per unit (Diluted): (Note 20)
Common unit (diluted)	$ 1.554	$ 2.217	$ 2.037